Putnam Investments, LLC
One Post Office Square
Boston, MA 02109
February 29, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Proxy materials for

Putnam Asset Allocation Trust (Securities Act Registration no. 33-51017;
Investment Company Act File no. 811-07121)

Putnam Funds Trust, on behalf of its Putnam Income Strategies Fund series
(Securities Act Registration no. 33-515; Investment Company Act File no.
811-07513)

Putnam Variable Trust, on behalf of its Putnam VT Global Asset Allocation Fund series (Securities Act Registration no. 33-17486; Investment Company
Act File no. 811-05346)

Ladies and Gentlemen:

Pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, we are transmitting for filing via the EDGAR system preliminary proxy materials in connection with a special meeting of shareholders of the registrants identified above to be held on May 22, 2008.

Definitive materials are expected to be mailed to shareholders on or about March 24, 2008.

Comments on the above-referenced filing can be directed to Carlo Forcione of this office at (617) 760-1224.

Very truly yours,

/s/ Carlo N. Forcione
Vice President and Counsel

cc: Ropes & Gray LLP